Cover - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2021
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-54028
Entity Registrant Name	MILLBURN MULTI-MARKETS FUND L.P.
Entity Central Index Key	0001468910
Entity Tax Identification Number	26-4038497
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o MILLBURN RIDGEFIELD CORPORATION
Entity Address, Address Line Two	55 West 46th Street
Entity Address, Address Line Three	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	332-7300
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		0
Auditor Name	Deloitte & Touche LLP
Auditor Location	New York, NY
Auditor Firm ID	34